Segment Information Operating Results (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net amortization of intangible assets	$ 0.0	$ 62.1	$ 46.8	$ 0.0
Net Premiums Written		23,353.5	20,564.0	$ 18,654.6
Property Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Net amortization of intangible assets		$ 62.1	$ 46.8
Personal Lines Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned		92.00%	92.00%	92.00%
Other Indemnity
Segment Reporting Information [Line Items]
Net Premiums Written		$ 0.0	$ (0.4)	$ 0.0